Revenue - Product or service (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 8,882	£ 6,298	£ 17,649	£ 20,410
Service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	334	104	670
Licensing fees - recognised over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 8,882	£ 5,964	£ 17,545	£ 19,740